Summary of Organization and Significant Accounting Policies - New Accounting Standards (Details) $ in Millions	Jan. 03, 2016 USD ($)
Summit Materials, LLC | Accounting Standards Update 2016-09 | Adjustments for New Accounting Principle, Early Adoption
New Accounting Standards
Cumulative effect adjustment	$ 1.7